Business Combination - Summary of Cash and Cash Equivalents on Acquisition (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Enel Distribución Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Business Combinations [Line Items]
Amounts paid for the acquisition in cash and cash equivalents	$ (729,975)
Amounts of cash and cash equivalents in the acquired entity	9,573
Net, Total	(720,402)
Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Amounts paid for the acquisition in cash and cash equivalents	(1,863,874)
Amounts of cash and cash equivalents in the acquired entity	273,439
Net, Total	$ (1,590,435)